Stock Option and Purchase Plans	12 Months Ended
Jul. 01, 2012
Stock Option and Purchase Plans [Abstract]
STOCK OPTION AND PURCHASE PLANS

STOCK OPTION AND PURCHASE PLANS

A summary of stock option activity under our stock incentive plan is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at June 28, 2009	227,240	$38.07

Granted	80,000	$17.73
Exercised	(2,400)	$10.92
Expired	(2,790)	$61.22
Terminated	(4,400)	$10.92

Balance at June 27, 2010	297,650	$33.01

Granted	40,000	$22.47
Exercised	(2,600)	$10.92
Expired	(37,650)	$60.36
Terminated	—	$—

Balance at July 3, 2011	297,400	$28.32

Granted	40,000	$26.53
Exercised	(2,600)	$10.92
Expired	(2,000)	$37.58
Terminated	—	—

Balance at July 1, 2012	332,800	$28.19	5.4	$1,038

Exercisable as of:
July 1, 2012	192,700	$33.69	4.5	$702
July 3, 2011	155,800	$38.37	4.8	$479
June 27, 2010	149,350	$50.92	3.4	$212
Available for grant as of July 1, 2012	170,743

 LOGO

Options granted at a price greater than the market value on the date of grant included in the table above totaled 40,000 at an exercise price of $26.53 in 2012 and 40,000 at an exercise price of $22.47 in 2011. No options included above were granted at a price greater than the market value on the date of grant during 2010.

A summary of restricted stock activity under our stock incentive plan is as follows:

		Weighted Average
		Grant Date
	Shares	Fair Value
Nonvested Balance at June 28, 2009	28,200	$38.64

Granted	10,000	$14.75
Vested	(9,000)	$40.00
Forfeited	(1,700)	$32.28

Nonvested Balance at June 27, 2010	27,500	$29.90

Granted	20,000	$20.66
Vested	(8,600)	$47.78
Forfeited	—	—

Nonvested Balance at July 3, 2011	38,900	$21.19

Granted	20,000	$23.01
Vested	(9,300)	$29.00
Forfeited	(200)	$23.01

Nonvested Balance at July 1, 2012	49,400	$20.45

We have an Employee Stock Purchase Plan to provide substantially all U.S. full-time associates an opportunity to purchase shares of STRATTEC common stock through payroll deductions. A participant may contribute a maximum of $5,200 per calendar year to the plan. On the last day of each month, participant account balances are used to purchase shares of our common stock at the average of the highest and lowest reported sales prices of a share of STRATTEC common stock on the NASDAQ Global Market. A total of 100,000 shares may be issued under the plan. Shares issued from treasury stock under the plan totaled 2,406 at an average price of $22.17 during 2012, 2,323 at an average price of $26.78 during 2011 and 2,587 at an average price of $17.01 during 2010. A total of 73,351 shares are available for purchase under the plan as of July 1, 2012.